UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/14 is included with this Form.

Value Line Premier Growth Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.9%)

	CONSUMER DISCRETIONARY (9.2%)
8,400	AutoZone, Inc. *	$4,511,640
56,000	BorgWarner, Inc.	3,442,320
44,000	Brinker International, Inc.	2,307,800
10,500	Buckle, Inc. (The) (1)	480,900
38,000	Dick’s Sporting Goods, Inc.	2,075,180
11,400	Domino’s Pizza, Inc.	877,458
23,000	Genuine Parts Co.	1,997,550
13,200	Gildan Activewear, Inc.	665,016
27,000	Johnson Controls, Inc.	1,277,640
112,000	LKQ Corp. *	2,951,200
18,000	O’Reilly Automotive, Inc. *	2,671,020
13,000	Penn National Gaming, Inc. *	160,160
40,000	Starbucks Corp.	2,935,200
68,600	TJX Companies, Inc. (The)	4,160,590
21,600	VF Corp.	1,336,608
33,600	Wolverine World Wide, Inc. (1)	959,280
44,000	Yum! Brands, Inc.	3,317,160
		36,126,722
	CONSUMER STAPLES (9.4%)
650,000	AMBEV S.A. ADR	4,816,500
81,000	BRF S.A. ADR	1,618,380
17,000	British American Tobacco PLC ADR (1)	1,894,310
21,300	Brown-Forman Corp. Class B	1,910,397
24,000	Bunge Ltd.	1,908,240
48,400	Church & Dwight Co., Inc.	3,342,988
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	1,772,736
14,000	Costco Wholesale Corp.	1,563,520
23,400	Energizer Holdings, Inc.	2,357,316
89,812	Flowers Foods, Inc.	1,926,467
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,864,800
64,000	General Mills, Inc.	3,316,480
43,000	Hormel Foods Corp.	2,118,610
3,000	McCormick & Co., Inc.	215,220
29,000	PepsiCo, Inc.	2,421,500
14,000	Procter & Gamble Co. (The)	1,128,400
22,000	Reynolds American, Inc.	1,175,240
32,000	Whole Foods Market, Inc.	1,622,720
		36,973,824
	ENERGY (6.0%)
18,000	Chevron Corp.	2,140,380
8,600	CNOOC Ltd. ADR (1)	1,305,566
14,600	Core Laboratories N.V.	2,897,224
22,000	Enbridge, Inc.	1,001,220
29,873	EQT Corp.	2,896,785
70,000	FMC Technologies, Inc. *	3,660,300
51,400	Noble Energy, Inc.	3,651,456
12,000	Oceaneering International, Inc.	862,320
5,000	Oil States International, Inc. *	493,000
32,000	ONEOK, Inc.	1,896,000
5,346	Pioneer Natural Resources Co.	1,000,450
26,000	TransCanada Corp. (1)	1,183,520
25,600	Ultrapar Participacoes S.A. ADR	616,704
		23,604,925

Shares		Value
	FINANCIALS (11.8%)
8,000	ACE Ltd.	$792,480
21,000	Affiliated Managers Group, Inc. *	4,201,050
52,600	AFLAC, Inc.	3,315,904
3,000	Alleghany Corp. *	1,222,140
36,000	American Tower Corp. REIT	2,947,320
45,000	Arch Capital Group Ltd. *	2,589,300
8,316	Banco de Chile ADR (1)	626,029
1,300	Bank of Montreal (1)	87,113
22,100	Bank of Nova Scotia	1,282,242
7,700	BlackRock, Inc.	2,421,496
16,000	BRE Properties, Inc. REIT	1,004,480
9,400	Brown & Brown, Inc.	289,144
9,400	Camden Property Trust REIT	632,996
3,200	Canadian Imperial Bank of Commerce	275,808
28,000	Crown Castle International Corp. REIT	2,065,840
23,200	Equity Lifestyle Properties, Inc. REIT	943,080
9,400	Essex Property Trust, Inc. REIT (1)	1,598,470
2,600	Everest Re Group Ltd.	397,930
15,544	Gaming and Leisure Properties, Inc. REIT	566,734
75,500	HDFC Bank Ltd. ADR	3,097,765
22,000	M&T Bank Corp. (1)	2,668,600
15,000	MetLife, Inc.	792,000
8,000	PartnerRe Ltd.	828,000
27,000	Portfolio Recovery Associates, Inc. *	1,562,220
5,000	Principal Financial Group, Inc.	229,950
30,000	ProAssurance Corp.	1,335,900
21,500	Prudential Financial, Inc.	1,819,975
26,000	Royal Bank of Canada	1,715,740
16,000	Stifel Financial Corp. *	796,160
17,000	T. Rowe Price Group, Inc.	1,399,950
8,000	Taubman Centers, Inc. REIT	566,320
14,800	Toronto-Dominion Bank (The)	694,860
30,000	Wells Fargo & Co.	1,492,200
		46,259,196
	HEALTH CARE (12.7%)
37,800	Alexion Pharmaceuticals, Inc. *	5,750,514
17,200	Allergan, Inc.	2,134,520
15,200	Bayer AG ADR (1)	2,055,952
14,500	Becton, Dickinson & Co.	1,697,660
2,000	Bio-Rad Laboratories, Inc. Class A *	256,240
14,800	Bio-Reference Laboratories, Inc. * (1)	409,664
17,000	C.R. Bard, Inc.	2,515,660
19,000	Catamaran Corp. *	850,440
58,000	Cerner Corp. *	3,262,500
6,200	Cooper Cos., Inc. (The)	851,632
6,000	DaVita HealthCare Partners, Inc. *	413,100
10,000	DENTSPLY International, Inc.	460,400
46,000	Express Scripts Holding Co. *	3,454,140
38,800	Henry Schein, Inc. *	4,631,556
24,000	IDEXX Laboratories, Inc. *	2,913,600
15,000	McKesson Corp.	2,648,550
14,000	Mednax, Inc. *	867,720

1

March 31, 2014

Shares		Value
14,700	Mettler-Toledo International, Inc. *	$3,464,496
6,500	MWI Veterinary Supply, Inc. *	1,011,530
89,000	Novo Nordisk A/S ADR	4,062,850
4,000	ResMed, Inc. (1)	178,760
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,215,320
29,000	Thermo Fisher Scientific, Inc.	3,486,960
8,000	Universal Health Services, Inc. Class B	656,560
7,000	WellPoint, Inc.	696,850
		49,947,174
	INDUSTRIALS (28.0%)
25,300	Acuity Brands, Inc.	3,354,021
96,750	AMETEK, Inc.	4,981,658
39,200	AZZ, Inc.	1,751,456
59,800	Canadian National Railway Co. (1)	3,361,956
31,000	Chicago Bridge & Iron Co. N.V.	2,701,650
35,000	CLARCOR, Inc.	2,007,250
10,000	Clean Harbors, Inc. *	547,900
61,000	Danaher Corp.	4,575,000
56,000	Donaldson Co., Inc.	2,374,400
26,000	EnerSys	1,801,540
14,800	Equifax, Inc.	1,006,844
18,000	Esterline Technologies Corp. *	1,917,720
30,000	Fastenal Co. (1)	1,479,600
15,000	FedEx Corp.	1,988,400
16,000	Flowserve Corp.	1,253,440
25,000	General Dynamics Corp.	2,723,000
6,000	Graco, Inc.	448,440
29,062	HEICO Corp.	1,748,370
47,850	IDEX Corp.	3,487,787
18,600	IHS, Inc. Class A *	2,259,900
13,000	ITT Corp.	555,880
33,000	J.B. Hunt Transport Services, Inc.	2,373,360
21,000	Kansas City Southern	2,143,260
38,000	Kirby Corp. *	3,847,500
5,000	L-3 Communications Holdings, Inc.	590,750
26,000	Lincoln Electric Holdings, Inc.	1,872,260
12,000	Oshkosh Corp.	706,440
33,000	Parker Hannifin Corp.	3,950,430
17,800	Precision Castparts Corp.	4,499,128
66,500	Republic Services, Inc.	2,271,640
9,000	Rockwell Automation, Inc.	1,120,950
54,000	Rollins, Inc.	1,632,960
36,000	Roper Industries, Inc.	4,806,360
50,700	Rush Enterprises, Inc. Class A *	1,646,736
4,000	Snap-on, Inc.	453,920
37,600	Stericycle, Inc. *	4,272,112
23,000	Teledyne Technologies, Inc. *	2,238,590
66,000	Toro Co. (The)	4,170,540
14,700	Towers Watson & Co. Class A	1,676,535
20,000	Union Pacific Corp.	3,753,200
33,000	United Technologies Corp.	3,855,720
15,700	Valmont Industries, Inc. (1)	2,336,788
12,600	W.W. Grainger, Inc.	3,183,516
42,800	Wabtec Corp.	3,317,000
67,600	Waste Connections, Inc.	2,964,936
		110,010,843

Shares		Value
	INFORMATION TECHNOLOGY (10.1%)
25,000	Accenture PLC Class A	$1,993,000
19,400	Alliance Data Systems Corp. *	5,285,530
30,800	Amphenol Corp. Class A	2,822,820
9,700	Anixter International, Inc.	984,744
60,000	ANSYS, Inc. *	4,621,200
17,000	Automatic Data Processing, Inc.	1,313,420
84,000	Cognizant Technology Solutions Corp. Class A *	4,251,240
6,600	Equinix, Inc. *	1,219,944
24,400	Fiserv, Inc. *	1,383,236
86,000	MasterCard, Inc. Class A	6,424,200
11,200	MICROS Systems, Inc. *	592,816
75,000	Salesforce.com, Inc. *	4,281,750
51,000	Trimble Navigation Ltd. *	1,982,370
3,800	Ultimate Software Group, Inc. (The) *	520,600
20,300	WEX, Inc. *	1,929,515
		39,606,385
	MATERIALS (8.3%)
15,000	Air Products & Chemicals, Inc.	1,785,600
8,000	Airgas, Inc.	852,080
3,600	Albemarle Corp.	239,112
30,700	AptarGroup, Inc.	2,029,270
20,000	Ball Corp.	1,096,200
11,800	BASF SE ADR	1,314,284
29,000	Crown Holdings, Inc. *	1,297,460
43,000	Ecolab, Inc.	4,643,570
40,000	FMC Corp.	3,062,400
6,600	NewMarket Corp.	2,579,148
31,000	Praxair, Inc.	4,060,070
24,000	Rockwood Holdings, Inc.	1,785,600
20,200	Scotts Miracle-Gro Co. (The) Class A	1,237,856
30,000	Sigma-Aldrich Corp.	2,801,400
12,800	Syngenta AG ADR	969,984
39,000	Valspar Corp. (The)	2,812,680
		32,566,714
	TELECOMMUNICATION SERVICES (1.0%)
43,000	SBA Communications Corp. Class A *	3,911,280

	UTILITIES (2.4%)
165,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	1,533,456
60,000	ITC Holdings Corp.	2,241,000
17,400	MDU Resources Group, Inc.	596,994
8,000	NextEra Energy, Inc.	764,960
6,000	ONE Gas, Inc. *	215,580
52,000	Questar Corp.	1,236,560
14,000	Sempra Energy	1,354,640
26,800	Wisconsin Energy Corp.	1,247,540
		9,190,730
	TOTAL COMMON STOCKS
	(Cost $183,473,287) (98.9%)	388,197,793

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
SHORT-TERM INVESTMENTS (4.0%)
	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (4.0%)
$3,070,377	Joint Repurchase Agreement with Morgan Stanley, 0.06%, dated 03/31/14, due 04/01/14, delivery value $3,070,382 (collateralized by $3,131,802 U.S. Treasury Notes 0.250% - 1.500% due 07/15/15 - 06/30/16, with a value of $3,122,277)	$3,070,377
7,778,289	Joint Repurchase Agreement with Barclays, 0.06%, dated 03/31/14, due 04/01/14, delivery value $7,778,302 (collateralized by $7,933,875 U.S. Treasury Inflation Indexed Bonds 3.875% due 04/15/29 and U.S. Treasury Inflation Indexed Notes 0.375% - 0.625% due 07/15/23 - 01/15/24, with a value of $7,848,059)	7,778,289
4,912,604	Joint Repurchase Agreement with Citigroup, 0.05%, dated 03/31/14, due 04/01/14, delivery value $4,912,611 (collateralized by $5,010,868 U.S. Treasury Inflation Indexed Notes 0.125% - 0.375% due 04/15/17 - 07/15/23 and U.S. Treasury Notes 0.625% - 2.000% due 09/30/17 - 09/30/20, with a value of $5,009,852)	4,912,604
		15,761,270
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,761,270) (4.0%)	15,761,270

	TOTAL INVESTMENT SECURITIES (102.9%) (Cost $199,234,557)	$403,959,063

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.9%)		(11,480,838)
NET ASSETS (2) (100%)		$392,478,225

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($392,478,225 ÷ 11,433,968 shares outstanding)		$34.33

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2014, the market value of the securities on loan was $17,056,725.
(2)
For federal income tax purposes, the aggregate cost was $199,234,557, aggregate gross unrealized appreciation was $204,970,068, aggregate gross unrealized depreciation was $245,562 and the net unrealized appreciation was $204,724,506.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$388,197,793	$-	$-	$388,197,793
Short-Term Investments	-	15,761,270	-	15,761,270

Total Investments in Securities	$388,197,793	$15,761,270	$-	$403,959,063

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2014 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2014